UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22257

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Hatteras Global Private Equity Partners Institutional, LLC

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(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401

Raleigh, North Carolina 27615

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(Address of principal executive offices) (Zip code)

David B. Perkins

8540 Colonnade Center Drive, Suite 401

Raleigh, North Carolina 27615

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(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

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Date of fiscal year end: March 31

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Date of reporting period: December 31, 2012

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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

HATTERAS GLOBAL PRIVATE EQUITY PARTNERS INSTITUTIONAL, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

December 31, 2012

(Unaudited)

Investments in Investment Funds (70.31%)	Cost	Fair Value
Investments in Non-Listed Private Equity Funds (45.04%)
China (3.56%)
Delta Capital Growth Fund, L.P. [a,b]	$300,000	$286,652
Prax Capital China Growth Fund III (UST), L.P.[a,b]	289,654	219,325
Total China Investments		505,977
Germany (4.74%)
Pinova Capital [a]	760,288	672,566
Holland (5.43%)
HPE PRO Institutional Fund B.V. [a,b]	827,039	771,087
Hong Kong (2.10%)
Orchid Asia V, L.P. [a,b]	298,674	298,674
India (7.90%)
India Business Excellence Fund I, Inc. [a,b] (53 Class A participating shares)	389,794	765,609
India Equity Partners Fund II, LLC [a,b]	256,675	217,074
Peepul Capital Fund III, LLC [a,b] (12 common shares)	172,653	139,916
Total India Investments		1,122,599
Switzerland (1.06%)
Euroknights VI a, b	196,875	150,226
United Kingdom (5.78%)
Elysian Capital I, L.P. [a,b]	696,317	821,182
United States (14.47%)
The Azalea Fund III, L.P. [a,b]	266,241	232,915
Baird Capital Partners V, L.P. [a,b]	604,674	686,379
Radius Venture Partners III, L.P.[a,b]	281,902	488,970
Radius Venture Partners III QP, L.P.[a,b]	171,978	298,462
The Resilience Fund III, L.P. [a,b]	370,957	347,951
Total United States Investments		2,054,677
Total Investments in Non-Listed Private Equity Funds		6,396,988

Investments in Listed Private Equity Funds (25.27%)
Belgium (2.47%)
Gimv NV Ord (7,000 common shares)	400,523	350,287
Canada (0.92%)
Onex Corporation (3,100 common shares)	108,186	130,822
France (2.18%)
ANF Immobilier (98 common shares)	7,142	3,129
Eurazeo (6,413 common shares)	412,392	306,319
Total France Investments		309,448
Germany (2.43%)
Deutsche Beteiligung AG [b] (13,420 common shares)	360,891	345,248
Spain (1.66%)
Dinamia Capital Privado (32,791 common shares)	380,458	235,773
United Kingdom (15.61%)
Better Capital, Ltd [b] (189,000 common shares)	358,098	461,597
Candover Investments PLC [b] (51,000 common shares)	532,440	275,230
Electra Private Equity [b] (9,800 common shares)	270,099	305,376
HgCapital Trust PLC (24,508 common shares)	388,398	404,752
Intermediate Capital Group (85,000 common shares)	456,188	436,609
SVG Capital PLC [b] (71,430 common shares)	318,778	334,279
Total United Kingdom Investments		2,217,843
Total Investments in Listed Private Equity Funds		3,589,421
Total Investments in Investment Funds (Cost $9,877,314)		9,986,409

Short-Term Investments (30.47%)
Federated Prime Obligations Fund #10, 0.10% [c]	1,555,084	1,555,084
PNC Bank Certificate of Deposit, 0.75% [d]	2,772,067	2,772,067
Total Short-Term Investments (Cost $4,327,151)		4,327,151
Total Investments (Cost $14,204,465) (100.78%)		14,313,560
Liabilities in Excess of Other Assets (-0.78%)		(111,133)
Members' Capital (100.00%)		$14,202,427

a Investment Funds are issued in private placement transactions and as such are restricted as to resale.

b Non-income producing.

c The rate shown is the annualized 7-day yield as of December 31, 2012.

d The rate shown is the annual interest rate as of December 31, 2012.

Total cost and fair value of restricted Investment Funds as of December 31, 2012 was $5,883,721 and $6,396,988, respectively.

The Hatteras Global Private Equity Partners Institutional, LLC (the “Fund”) classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on measurements for disclosure purposes.

Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•   Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities.

•   Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended December 31, 2012, there were no transfers in and out of Level 1, Level 2 or Level 3. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The following table sets forth information about the levels within the fair value hierarchy at which the Fund's investments are measured as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Non-Listed Private Equity Funds	$-	$-	$6,396,988	$6,396,988
Listed Private Equity Funds	3,589,421	-	-	3,589,421
Short-Term Investments	1,555,084	2,772,067	-	4,327,151
Total	$5,144,505	$2,772,067	$6,396,988	$14,313,560

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

			Change in
			Unrealized
	Balance as of	Net Realized	Appreciation/	Gross	Gross	Balance as of
Investments	March 31, 2012	Gain (Loss)	(Depreciation)	Purchases	Sales	December 31, 2012
Non-Listed Private Equity Funds	$3,941,941	$43,684	$289,188	$2,324,844	$(202,669)	$6,396,988
Total Investments	$3,941,941	$43,684	$289,188	$2,324,844	$(202,669)	$6,396,988

* The change in unrealized appreciation/(depreciation) attributable to level 3 investments held at December 31, 2012 is $289,188.

Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”) includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of December 31, 2012:

Type of Investment	Fair Value as of December 31, 2012	Valuation Technique
Non-Listed Private Equity Funds

China	$505,977	Net asset value (the "NAV") as practical expedient *

Germany	672,566	NAV as practical expedient *

Holland	771,087	NAV as practical expedient *

Hong Kong	298,674	NAV as practical expedient *

India	1,122,599	NAV as practical expedient *

Switzerland	150,226	NAV as practical expedient *

United Kingdom	821,182	NAV as practical expedient *

United States	2,054,677	NAV as practical expedient *

Total Investments	$6,396,988

* Unobservable input

No adjustments were made to the NAV provided by the investment manager or administrator of the Non-Listed Private Equity Funds. Adjustments to the NAV provided by the investment manager or administrator of the Non-Listed Private Equity Funds would be considered if the practical expedient NAV was not as of the Fund's measurement date; it was probable that the Non-Listed Private Equity Fund would be sold at a value materially different than the reported expedient NAV; or it was determined by the Fund's valuation procedures that the Non-Listed Private Equity Fund is not being reported at fair value.

The Fund's valuation procedures have been approved by the Fund's Board of Managers (the “Board”). The valuation procedures are implemented by the Fund’s investment manager and the Fund's third party administrator, which report to the Board. For third-party information, the Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a)        The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)        There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Global Private Equity Partners Institutional, LLC

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	March 1, 2013

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	March 1, 2013

* Print the name and title of each signing officer under his or her signature.